Earnings (Loss) Per Common Share - Computation of diluted earnings (loss) per share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	32,031,913	13,017,857	27,999,749	13,017,857	13,106,997	40,964,909
Exercise of stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,709,240	60,000	3,709,240	60,000	60,000	2,521,896
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	14,971,431	1,797,017	14,965,598	1,797,017	1,706,431	2,162,977
Series A preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	933,333	933,333	0	933,333	933,333	933,333
Convertible promissory note and interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,417,909	10,227,507	9,324,911	10,227,507	10,407,233	35,346,703